Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line
Depreciation rates	3% to 4
Computers, office equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line/Diminishing balance
Depreciation rates	20% to 25
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line
Depreciation rates	20% to 25
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Method of depreciation	Straight-line
Depreciation rates	Term of lease